SHORT TERM BORROWINGS, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES Nutrition & Biosciences Financing (Details) - USD ($) $ in Millions	Feb. 01, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 7,000
N&B [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Proceeds from Divestiture of Businesses	$ 7,300